UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003
                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Harrold J. McComas
Address       c/o Foley & Lardner
              777 East Wisconsin Avenue
              Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Harrold J. McComas
Title:        n/a
Phone:        (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas           Milwaukee, Wisconsin             July 11, 2003
----------------------           --------------------             -------------
      [Signature]                    [City, State]                    [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                 Name
     --------------------                 ----
     28-3097                              Bank One Wisconsin Trust Company, N.A.
     28-2903                              Campbell Newman Asset Management, Inc.
     28-1526                              Fiduciary Management, Inc.
     28-6687                              U.S. Bancorp Asset Management, Inc.
     28-0274                              M&I Investment Management Corp.
     28-6695                              Northstar Capital Management, Inc.
     28-0290                              Northern Trust Corporation
     28-2353                              Scudder Kemper Investments
     28-1823                              Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                  --------
Form 13F Information Table Entry Total:                 26
Form 13F Information Table Value Total:           $ 64,570
                                                  --------
                                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Form 13F INFORMATION TABLE

      Column 1       Column 2  Column 3       Column 4               Column 5         Column 6   Column 7        COLUMN 8
                    Title of                  Value        Shrs or           Put/   Investment    Other      Voting authority
   Name of issuer    class      CUSIP        (x$1000)      prn amt   SH/PRN  Call   Discretion  Managers   Sole   Shared   None
   --------------    -----      -----        --------      -------   ------  ----   ----------  --------   ----   ------   ----
BANC ONE CORP         COM      06423A 10 3   1,636,000       44,000      SH             OTHER                     44,000
CITIGROUP, INC.       COM      172967101     1,840,000       43,000      SH             OTHER                     43,000
COCA COLA CO          COM      191216 10 0   3,601,000       77,600      SH             OTHER                     77,600
COLGATE PALMOLIVE CO
                      COM      194162 10 3   4,456,000       76,900      SH             OTHER                     76,900
EXXON MOBIL CORP.
                      COM      302316 10 2     409,000       11,400      SH             OTHER                     11,400
FEDERAL NATIONAL
MORTGAGE
                      COM      313586 10 9   2,158,000       32,000      SH             OTHER                     32,000
GENERAL ELEC CO
                      COM      369604 10 3   7,597,000      264,900      SH             OTHER                    264,900
GILLETTE CO           COM      365766 10 2   1,007,000       31,600      SH             OTHER                     31,600
J.P.MORGAN CHASE &
CO.                   COM      46625H 10 0   2,450,000       71,680      SH             OTHER                     71,680
JOHNSON & JOHNSON
                      COM      478160 10 4   5,129,000       99,200      SH             OTHER                     99,200
KIMBERLY CLARK CORP
                      COM      494368 10 3   1,877,000       36,000      SH             OTHER                     36,000
LOWES COS             COM      548661 10 7   2,577,000       60,000      SH             OTHER                     60,000
MARSHALL & ILSLEY
CORP                  COM      571834 10 0   2,202,000       72,000      SH             OTHER                     72,000
MERCK & CO            COM      589331 10 7   1,514,000       25,000      SH             OTHER                     25,000
MICROSOFT CORP        COM      594918 10 4     231,000        9,000      SH             OTHER                      9,000
NORTHERN TR CORP
                      COM      665859 10 4   3,411,000       82,000      SH             OTHER                     82,000
PFIZER INC            COM      717081 10 3   4,996,000      146,300      SH             OTHER                    146,300
PROCTER & GAMBLE CO
                      COM      742718 10 9   4,218,000       47,300      SH             OTHER                     47,300
ROYAL DUTCH PET CO    NEW  YORK
                      1.25 GLDR780257 80 4     559,000       12,000      SH             OTHER                     12,000
SCHERING PLOUGH CORP
                      COM      806605 10 1     186,000       10,000      SH             OTHER                     10,000
3 M COMPANY           COM      88579Y 10 1   3,147,000       24,400      SH             OTHER                     24,400
TRIBUNE CO.           COM      896047 10 7     338,000        7,000      SH             OTHER                      7,000
US BANCORP            COM      902973 30 4   2,156,000       88,000      SH             OTHER                     88,000
UNITED PARCEL
SERVICE               COM      911312 10 6   2,860,000       44,900      SH             OTHER                     44,900
VERIZON COMM          COM      92343V 10 4     710,000       18,000      SH             OTHER                     18,000
WALGREEN CO.          COM      931422 10 9   3,305,000      109,800      SH             OTHER                    109,800